Leases (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Mar. 31, 2022
Leases (Details) [Line Items]
Property and equipment, gross		$ 32,664	$ 24,098	$ 7,972
Lessee, ground lease, term of contrac		20 years
Lessee, ground lease, number of optional renewal periods | renewalPeriod		4 years
Operating lease right-of-use assets		$ 4,651	4,829	1,829
Present value of lease liabilities			$ 5,803	2,885
Lease terms			8 months
Reimburse				40,000
Capitalized construction			$ 10,300
Corresponding financing obligation			$ 9,100
Lease agreement term		155 years	20 years			56 years
Optional renewal periods			5 years
Right-of-use assets and corresponding lease liabilities			$ 3,100
Leasehold improvement costs			10,300	0
Lunar Operations Center [Member]
Leases (Details) [Line Items]
Amount of lease costs able to be reimbursed	$ 40,000
Long-term debt		$ 14,600	9,100
Lessee, ground lease, term of renewal period		5 years
Operating lease right-of-use assets		$ 3,000
Present value of lease liabilities		$ 3,200	$ 3,100
Minimum [Member]
Leases (Details) [Line Items]
Lease term		16 months
Lease terms			16 months
Maximum [Member]
Leases (Details) [Line Items]
Lease term		250 years
Lease terms			250 months
Subsequent Event [Member]
Leases (Details) [Line Items]
Lease term					8 years
Construction in Progress [Member]
Leases (Details) [Line Items]
Property and equipment, gross		$ 26,109	$ 17,747	$ 2,282
Construction in Progress [Member] | Lunar Operations Center [Member]
Leases (Details) [Line Items]
Property and equipment, gross		17,400	10,300
Reimbursable Leasehold Improvement Costs [Member]
Leases (Details) [Line Items]
Property and equipment, gross		$ 17,400	$ 10,300